Debt (Details) - Short-Term Loan Agreement [Member] - USD ($)	Dec. 31, 2025	Oct. 29, 2025	Apr. 21, 2025
Debt (Details) [Line Items]
Short-term loan agreement issuance date			Apr. 21, 2025
Short-term loan, principal amount			$ 10,000
Interest on short-term loan agreement
Short-term loan agreement maturity date			Oct. 21, 2025
Shares issued for settlement of debt (in Shares)		10,000
Shares issued price per share (in Dollars per share)		$ 1
Short-term loan agreement, balance outstanding